WARRANTS (Details Textual) (USD $)	9 Months Ended
	Dec. 31, 2014	Mar. 31, 2015
Class of Warrant or Right [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued	349,522
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.35
Warrants Expiration Period	2 years
Investor [Member]
Class of Warrant or Right [Line Items]
Repayments of Debt	180,940
Debt Conversion, Converted Instrument, Warrants or Options Issued	349,522
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.23
Warrants Expiration Period	2 years
Investor [Member] | Accrued Liabilities [Member]
Class of Warrant or Right [Line Items]
Repayments of Debt	12,138